Nature of the Business and Summary of Significant Accounting Policies - Additional Information (Detail)					1 Months Ended	12 Months Ended
	Oct. 16, 2017 USD ($)	Sep. 05, 2017 shares	Aug. 11, 2017 shares	Apr. 03, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) Program Segment Region shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Jan. 07, 2017 USD ($)	Jun. 30, 2016 shares	Apr. 18, 2016 shares	Apr. 13, 2016 shares	Dec. 22, 2015	Dec. 31, 2013 USD ($)	Jul. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Number of development programs active | Program						2
Unrestricted cash and cash equivalents						$ 21,524,000	$ 185,606,000	$ 35,688,000						$ 65,086,000
Aggregate principal amount outstanding redeemed							$ 40,000,000
Number of operating segments | Segment						1
Number of geographic regions | Region						1
Reverse stock split description						Reverse Split, every ten shares of common stock issued and outstanding was converted into one share of common stock
Common stock, shares issued | shares						13,020,000	11,587,000
Common stock, shares outstanding | shares						13,020,000	11,587,000
Common stock, shares authorized | shares						20,000,000	20,000,000
Preferred stock, shares issued | shares						0	0
Preferred stock, shares outstanding | shares						0	0
Original maturities						Three months or less
Restricted cash						$ 800,000	$ 700,000
Performance period						5 years
Tax incentive awarded						$ 3,800,000
State research and development tax credits monetized						3,400,000
Amount of tax incentives required to repay						1,300,000
Amount of benefit recognized						$ 100,000	$ 700,000	$ 400,000
2022 Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest rate (as a percent)													11.50%
Convertible Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest rate (as a percent)															4.50%
Reverse stock split, conversion ratio		0.1
Reverse stock split description						one-for-ten reverse stock split
Common stock, shares issued | shares										1,236,766	873,215	363,551
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected remaining maturities period of marketable securities classified as available-for-sale						3 months
Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split, conversion ratio			0.1
Common stock, shares issued | shares		13,280,000	132,800,000
Common stock, shares outstanding | shares		13,280,000	132,800,000
Number of fractional shares issued | shares		0
Common stock, shares authorized | shares		20,000,000	200,000,000
Preferred stock, shares issued | shares		0
Preferred stock, shares outstanding | shares		0
Subsequent Event [Member] | Convertible Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest rate (as a percent)				4.50%
Deposited into escrow account				$ 60,000,000
Subsequent Event [Member] | Asset Sale Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Special cash dividend distributed				140,000,000
Subsequent Event [Member] | Asset Sale Agreement [Member] | 2022 Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Aggregate principal amount outstanding redeemed				$ 175,000,000
Interest rate (as a percent)				11.50%
Additional premium payment				$ 20,100,000
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Upfront cash payment received				575,000,000					$ 575,000,000
Working capital adjustments received	$ 4,900,000				$ 800,000
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Additional payments receivable on achievement of certain milestone events				450,000,000					450,000,000
Subsequent Event [Member] | Baxalta [Member] | License and Collaboration Agreements [Member]
Summary Of Significant Accounting Policies [Line Items]
Net milestone payments expected to be received									$ 33,000,000
Subsequent Event [Member] | Baxalta [Member] | License and Collaboration Agreements [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Net milestone payments expected to be received				$ 33,000,000